Commitment and contingent liabilities - Mortgages and pledges (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and contingent liabilities
Carrying value property, plant and equipment related to mortgages and loans	€ 23,560	€ 25,582	€ 27,638
Total outstanding mortgages and pledges	100,978	103,685	105,610
Pledges on business goodwill	69,300	69,300	69,300
Other fixed assets pledges as security	€ 442	€ 1,399	€ 3,290